OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER CURRENT ASSETS

NOTE 14. OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31
(in US$ thousands)	2011	2012
Loans receivable - current	$5,666	$3,437
Less: Allowance for loans receivable - current	(5,057)	(3,437)
Deferred income tax assets - current, net (Note 25)	759	840
Other	183	161

	$1,551	$1,001

The following is a reconciliation of changes in our Company’s allowance for loans receivable - current during the years ended December 31, 2010, 2011 and 2012:

(in US$ thousands)	2010	2011	2012
Balance at beginning of year	$3,574	$5,057	$5,057
Additions: Provision for bad debt expenses	1,483	—	—
Less: Writes-offs	—	—	(1,620)

Balance at end of year	$5,057	$5,057	$3,437

As of the date of our deconsolidation of T2CN in July 2010, we had $1.4 million of loans receivable outstanding. As a result of the ongoing dispute, we do not expect to collect these outstanding loans due from T2CN. Therefore, we recognized a full provision for the loans of $1.4 million in 2010. (See Note 5, “Deconsolidation” for additional information.)